Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Depreciation Rates for Property, Plant and Equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. The annual depreciation rates are as follows:

%

Office furniture and equipment	7–16
Computer software and electronic equipment	15–33
Leasehold improvements	Shorter of the remaining lease term or useful life

Schedule of Assets Measured at Fair Value on Recurring Basis

The fair value of the Company’s assets measured at fair value on a recurring basis by level within the fair value hierarchy are as follows (in thousands):

		December 31, 2023
				Fair
	Level 1	Level 2	Level 3	Value

Corporate bonds	$-	$1,969	$-	$1,969
Treasury bills	-	409	-	409
Mutual funds	5,150	-	-	5,150
Investment in associate			3,265	3,265
Total	5,150	2,378	3,265	10,793

		December 31, 2022
				Fair
	Level 1	Level 2	Level 3	Value

Corporate bonds	$-	$1,140	—	$1,140
Mutual Funds	10,629	-	—	10,629
Investment in convertible note	-	1,500	—	1,500
Total	10,629	2,640	—	13,269